Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [Line Items]
Revenues										$ 752,997	$ 447,616	$ 336,054
Total segment revenue										752,997	447,616	336,054
Service cost										175,877	173,919	167,034
Segment Revenue less Service Cost										577,120	273,697	169,020
Other income		$ 161	$ 174	$ 88	$ 12	$ 64	$ 93	$ 206		435	363	1,014
Personnel expenses		(28,427)	(26,894)	(29,015)	(29,821)	(32,700)	(13,652)	(14,243)	$ (13,141)	(114,157)	(73,736)	(49,018)
Marketing and sales promotion expenses										(529,559)	(224,424)	(108,966)
Other operating expenses		(30,063)	(32,632)	(28,272)	(29,599)	(27,295)	(18,202)	(17,419)	(18,669)	(120,566)	(81,585)	(67,954)
Depreciation, amortization and impairment		(10,627)	(6,931)	(7,707)	(7,447)	(21,638)	(3,377)	(2,496)	(2,191)	(32,712)	(29,702)	(10,923)
Finance income										5,189	45,268	1,586
Finance costs										(3,901)	(18,289)	(20,327)
Impairment in respect of an equity - accounted investee												(959)
Share of loss of equity-accounted investees										(1,998)	(1,702)	(1,860)
Loss before tax		$ (44,031)	$ (45,432)	$ (62,271)	$ (68,415)	$ (73,084)	$ 16,608	$ (39,350)	$ (14,284)	(220,149)	(110,110)	(88,387)
Less: Promotion expenses recorded as a reduction of revenue	[1]									(77,741)
Consolidated Revenue										675,256	447,616	336,054
Less: Promotion expenses recorded as a reduction of revenue	[1]									77,741
Consolidated marketing and sales promotion expenses										(451,818)	(224,424)	(108,966)
Reportable Segments [Member]
Disclosure of operating segments [Line Items]
Revenues										685,095	432,768	329,885
Total segment revenue										685,095	432,768	329,885
Service cost										169,347	173,919	167,034
Segment Revenue less Service Cost										515,748	258,849	162,851
Less: Promotion expenses recorded as a reduction of revenue	[1]									(77,741)
Consolidated Revenue										607,354	432,768	329,885
Less: Promotion expenses recorded as a reduction of revenue	[1]									77,741
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenues										202,064	118,514	78,172
Total segment revenue										202,064	118,514	78,172
Service cost												1,770
Segment Revenue less Service Cost										202,064	118,514	76,402
Less: Promotion expenses recorded as a reduction of revenue	[1]									(34,673)
Consolidated Revenue										167,391	118,514	78,172
Less: Promotion expenses recorded as a reduction of revenue	[1]									34,673
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Revenues										483,031	314,254	251,713
Total segment revenue										483,031	314,254	251,713
Service cost										169,347	173,919	165,264
Segment Revenue less Service Cost										313,684	140,335	86,449
Less: Promotion expenses recorded as a reduction of revenue	[1]									(43,068)
Consolidated Revenue										439,963	314,254	251,713
Less: Promotion expenses recorded as a reduction of revenue	[1]									43,068
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenues										67,902	14,848	6,169
Total segment revenue										67,902	14,848	6,169
Service cost										6,530
Segment Revenue less Service Cost										61,372	14,848	6,169
Consolidated Revenue										$ 67,902	$ 14,848	$ 6,169

[1]	For purposes of reporting to the CODM, certain promotion expenses which are reported as a reduction of revenue are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses.